Note 8 - Marketable Securities	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
8.	Marketable Securities

There were no marketable securities at December 31, 2025 ( December 31, 2024 - $12). Shares are marked-to-market at the end of each quarter resulting in an unrealized gain of $4 being recorded during the year ended December 31, 2025 (for the year ended December 31, 2024 – unrealized gain of $41). During the year ended December 31, 2025, the Company sold marketable securities for proceeds of $17 from sale of 48,219 shares, (for the year ended December 31, 2024 proceeds were $930 from sale of sale of 2,332,000 shares) and realized gain of $1 (the year ended December 31, 2024 – gain of $306).